Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Associates
Schedule of investments in associates and joint ventures

The company’s investments in associates and joint ventures were comprised as follows:

	December 31, 2023						Year ended
							December 31,
			Carrying value				2023
			Associates				Share of
	Ownership	Fair	and joint		Fairfax India		profit
	percentage(a)	value(b)	ventures		associates(c)	Total	(loss)
Insurance and reinsurance:
Go Digit Infoworks Services Private Limited (“Digit”)	49.0%	477.2	146.6		—	146.6	43.2
Gulf Insurance Group K.S.C.P. (“Gulf Insurance”)(1)	—	—	—		—	—	42.6
Other	—	234.0	222.1		—	222.1	(5.1)
		711.2	368.7		—	368.7	80.7
Non-insurance:
India
Bangalore International Airport Limited (“Bangalore Airport”)(9)	64.0%	1,600.0	—		783.0	783.0	16.0
CSB Bank Limited (“CSB Bank”)	49.7%	409.3	—		223.0	223.0	35.4
Quess Corp Limited (“Quess”) (2)	34.7%	323.6	433.0	(d)	—	433.0	(47.0)
Sanmar Chemicals Group (“Sanmar”)	42.9%	302.9	—		156.1	156.1	0.6
IIFL Securities Limited (“IIFL Securities”)	30.9%	165.7	13.6		103.8	117.4	12.4
Seven Islands Shipping Limited (“Seven Islands”)	48.5%	142.8	—		133.6	133.6	42.6
IIFL Finance Limited (“IIFL Finance”)(10)	—	—	—		—	—	45.1
Other	—	69.6	10.8		30.2	41.0	1.8
		3,013.9	457.4		1,429.7	1,887.1	106.9

Real estate
KWF Real Estate Ventures Limited Partnerships (“KWF LPs”)	—	104.0	104.0	(d)	—	104.0	6.4
Other	—	73.3	73.3		—	73.3	(13.8)
		177.3	177.3		—	177.3	(7.4)
Other
Eurobank Ergasias Services & Holdings S.A (“Eurobank”) (3)	34.1%	2,251.6	2,099.5		—	2,099.5	437.7
Poseidon Corp. (“Poseidon”, formerly Atlas)(4)	43.4%	2,046.3	1,706.4		—	1,706.4	149.6
Stelco Holdings Inc. (“Stelco”)	23.6%	491.6	291.6		—	291.6	23.7
EXCO Resources Inc. (“EXCO”)	48.3%	435.2	417.6		—	417.6	129.1
Peak Achievement Athletics (“Peak Achievement”)	42.6%	226.1	129.4	(d)	—	129.4	23.3
Helios Fairfax Partners Corporation (“HFP”)	36.3%	91.5	197.6		—	197.6	9.2
Partnerships, trusts and other(5)	—	763.1	762.1		—	762.1	69.4
		6,305.4	5,604.2		—	5,604.2	842.0
		9,496.6	6,238.9		1,429.7	7,668.6	941.5

Investments in associates		10,207.8	6,607.6		1,429.7	8,037.3	1,022.2

As presented on the consolidated balance sheet:
Investments in associates		7,553.2				6,607.6
Fairfax India investments in associates		2,654.6				1,429.7
		10,207.8				8,037.3

							Year ended
	December 31, 2022						December 31,
			Carrying value				2022
			Associates				Share of
	Ownership	Fair	and joint		Fairfax India		profit
	percentage(a)	value(b)	ventures		associates(c)	Total	(loss)
			Restated			Restated	Restated
Insurance and reinsurance:
Go Digit Infoworks Services Private Limited (“Digit”)	49.0%	479.3	104.4		—	104.4	(11.0)
Gulf Insurance Group K.S.C.P. (“Gulf Insurance”)	43.7%	415.8	405.2		—	405.2	60.7
Other	—	173.9	139.5		—	139.5	(11.6)
		1,069.0	649.1		—	649.1	38.1
Non-insurance:
India
Bangalore International Airport Limited (“Bangalore Airport”)	54.0%	1,233.7	—		521.1	521.1	(5.7)
CSB Bank Limited (“CSB Bank”)	49.7%	223.3	—		194.5	194.5	40.8
Quess Corp Limited (“Quess”)	30.9%	228.3	459.6	(d)	—	459.6	6.8
IIFL Finance Limited (“IIFL Finance”)	22.3%	493.3	—		242.8	242.8	36.5
Sanmar Chemicals Group (“Sanmar”)	42.9%	337.8	—		159.8	159.8	36.4
IIFL Securities Limited (“IIFL Securities”)	37.1%	87.9	35.3		97.9	133.2	14.6
Seven Islands Shipping Limited (“Seven Islands”)	48.5%	96.9	—		97.9	97.9	9.8
Other	—	38.0	10.8		28.6	39.4	3.3
		2,739.2	505.7		1,342.6	1,848.3	142.5
Real estate
KWF Real Estate Ventures Limited Partnerships (“KWF LPs”)	—	101.1	101.1	(d)	—	101.1	16.5
Other(6)	—	61.3	63.3		—	63.3	2.8
		162.4	164.4		—	164.4	19.3
Other
Eurobank Ergasias Services & Holdings S.A (“Eurobank”)	32.2%	1,344.5	1,507.6		—	1,507.6	263.0
Poseidon Corp. (“Poseidon”, formerly Atlas)(7)	43.2%	1,864.7	1,506.3		—	1,506.3	258.2
Resolute Forest Products Inc. (“Resolute”)(5)	32.2%	508.5	508.5		—	508.5	159.0
Stelco Holdings Inc. (“Stelco”)(8)	23.6%	423.3	304.8		—	304.8	—
EXCO Resources Inc. (“EXCO”)	44.4%	544.8	288.4		—	288.4	81.9
Peak Achievement Athletics (“Peak Achievement”)	42.6%	195.3	124.4	(d)	—	124.4	7.7
Helios Fairfax Partners Corporation (“HFP”)	34.4%	104.1	183.2		—	183.2	(23.9)
Partnerships, trusts and other		296.5	350.7		—	350.7	76.6
		5,281.7	4,773.9		—	4,773.9	822.5
		8,183.3	5,444.0		1,342.6	6,786.6	984.3

Investments in associates		9,252.3	6,093.1		1,342.6	7,435.7	1,022.4

As presented on the consolidated balance sheet:
Investments in associates		6,772.9				6,093.1
Fairfax India investments in associates		2,479.4				1,342.6
		9,252.3				7,435.7
(a)	Ownership percentages include the effects of financial instruments that are considered in-substance equity.
(b)	See note 5 for fair value hierarchy information.
(c)	Fairfax India’s associates are domiciled in India.
(d)	These investments are joint ventures.

Insurance and reinsurance associates and joint ventures

(1)	On December 26, 2023 the company increased its equity interest in Gulf Insurance from 43.7% to a controlling interest of 90.0% and commenced consolidating Gulf Insurance as described in note 21.

Non-insurance associates and joint ventures

(2)	Share of loss of Quess of $47.0 (2022 - share of profit of $6.8) included a non-cash impairment charge of $52.8 (2022 - nil). Subsequent to December 31, 2023 Quess announced a plan to demerge into three separate entities. Shareholders will receive one share of each new entity for each share held of Quess. Completion of the demerger is expected to be in 2025, subject to regulatory approvals.
(3)	On December 11, 2023 the company increased its interest in Eurobank to 34.1% for cash consideration of $82.0 through the purchase of Eurobank common shares held through the company’s investment in AVLNs entered with RiverStone Barbados (as described in note 7).
(4)	On March 28, 2023 a consortium composed of the company, the Washington Family, David Sokol, Chairman of the Board of Directors of Atlas, and Ocean Network Express Pte. Ltd., a global container, transportation and shipping company (collectively, the “Consortium”) acquired all of the outstanding common shares of Atlas, other than those shares owned by the Consortium and by Prem Watsa, Fairfax’s CEO, at a cash purchase price of $15.50, plus payment of all ordinary course quarterly dividends up until closing of the transaction. Pursuant to the transaction, the company transferred its shares in Atlas, inclusive of the company’s interest through its holdings in Atlas equity warrants that were exercised on January 12, 2023 for cash consideration of $78.7, into an entity formed by the Consortium that was subsequently renamed Poseidon Corp. The company did not purchase any additional interest not already owned by the Consortium upon closing of the transaction. The other members of the Consortium fully funded the cash component of the transaction, and the company continued its ownership in Atlas as part of the Consortium. The company continues to apply the equity method of accounting to its interest in Atlas through its interest in Poseidon.

Subsequent to the closing of the transaction, during the second quarter of 2023 Mr. Watsa, to avoid potential future conflicts of interest, sold all of his 678,021 shares of Poseidon to Fairfax. Mr. Watsa owned 678,021 shares of Atlas representing less than 0.3% ownership as an investment that were replaced with shares of Poseidon on a one-for-one basis as a result of the tender offer as part of the consortium described above. Mr. Watsa sold the Poseidon shares to Fairfax at $15.50 per share, the same price he could have obtained under the tender offer and the price at which Fairfax’s shares of Atlas were valued by the consortium which made the tender offer.

(5)	On March 1, 2023 Domtar Corporation acquired all outstanding common shares of Resolute, which was held for sale as at December 31, 2022, for a combination of cash consideration of $20.50 and a Contingent Value Right (“CVR”) per Resolute common share. The CVR provides holders with the right to a share of any future softwood lumber duty deposit refunds and was valued at $1.42 per share based on the market price of Resolute immediately prior to close of the transaction. The company received total consideration of $665.6, inclusive of cash consideration and the fair value of the CVR at close of the transaction, in exchange for its Resolute common shares, which included shares with a fair value of $120.7 purchased on January 26, 2023 through the company’s investment in AVLNs entered with RiverStone Barbados (as described in note 7), and recorded a realized gain of $44.2 in the consolidated statement of earnings.
(6)	On July 5, 2022 the company increased its interest in Grivalia Hospitality S.A. (“Grivalia Hospitality”) to 78.4% from 33.5% and commenced consolidating Grivalia Hospitality as described in note 21.
(7)	On April 6, 2022 the company acquired 25.0 million Atlas common shares by exercising its equity warrants in Atlas with a strike price of $8.05 per share for aggregate cash consideration of $201.3. On derecognition of the equity warrants, the company recorded a net loss on investment of $37.2 (realized gains of $58.6, of which $95.8 was recorded as unrealized gains in prior years) and recorded the fair value of these shares of $335.3 as an addition to its equity accounted investment in Atlas.

On October 4, 2022 the company increased its interest in Atlas to 43.2% through the purchase of Atlas common shares held through the company’s investment in AVLNs entered with RiverStone Barbados (as described in note 7) for cash consideration of $84.8.

(8)	On August 31, 2022 Stelco repurchased 5.1 million of its outstanding common shares under its substantial issuer bid which resulted in the loss of a certain right held by another investor and the company’s ownership interest in Stelco increasing to 20.5%. Accordingly, the company commenced applying the equity method of accounting to its interest in Stelco which had a fair value of $352.2 (Cdn$461.3) on that date. Stelco is a publicly listed independent steelmaker that produces flat-rolled, coated, and cold-rolled steel products for the construction, automotive, and energy industries in North America.

Fairfax India

(9)	On May 9, 2023 Fairfax India entered into an agreement to acquire an additional 3.0% equity interest in Bangalore Airport from Siemens Project Ventures GmbH (“Siemens”). The transaction closed on June 21, 2023 whereby Fairfax India paid cash consideration of $75.0 to increase its equity interest to 57.0%. On December 12, 2023 Fairfax India acquired an additional 7.0% equity interest in Bangalore Airport from Siemens for additional cash consideration of $175.0, which further increased its equity interest in Bangalore Airport to 64.0%. At December 31, 2023 the company continued to apply the equity method of accounting due to extensive Indian government regulation of, and participation in, Bangalore Airport’s relevant activities.
(10)	During 2023 Fairfax India sold a 7.1% equity interest of IIFL Finance for gross proceeds of $177.3 (14.7 billion Indian rupees), which decreased its equity interest to 15.1% and resulted in realized gains of $88.6. Accordingly, the company concluded it no longer exercised significant influence over IIFL Finance, discontinued recording its residual investment in IIFL Finance under the equity method of accounting, commenced classifying it at FVTPL, and recorded a realized remeasurement gain of $204.2 in the consolidated statement of earnings.

Schedule of changes in the carrying value of investments in associates

Changes in the carrying value of investments in associates for the years ended December 31 were as follows:

	2023
			Fairfax India
	Associates	Joint ventures	associates	Total
Balance - January 1	5,312.2	780.9	1,342.6	7,435.7
Share of pre-tax comprehensive income (loss):
Share of profit	936.0	12.9	151.1	1,100.0
Impairments(1)	(19.8)	(58.0)	—	(77.8)
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	39.2	1.1	(3.4)	36.9
Share of gains (losses) on defined benefit plans	0.9	(0.8)	(5.7)	(5.6)
	956.3	(44.8)	142.0	1,053.5

Dividends and distributions received	(208.7)	(24.8)	(13.2)	(246.7)
Purchases and acquisitions(2)	884.8	42.5	250.0	1,177.3
Divestitures and other net changes in capitalization(3)	(709.9)	(14.6)	(89.7)	(814.2)
Reclassifications(4)	(379.3)	—	(193.0)	(572.3)
Foreign exchange effect and other	10.4	2.6	(9.0)	4.0
Balance - December 31	5,865.8	741.8	1,429.7	8,037.3

	2022
	Restated
			Fairfax India
	Associates	Joint ventures	associates	Total
Balance - January 1	3,852.8	896.4	1,348.9	6,098.1
Share of pre-tax comprehensive income (loss):
Share of profit	864.3	26.1	132.0	1,022.4
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(111.5)	(53.0)	14.4	(150.1)
Share of gains (losses) on defined benefit plans	74.4	0.6	(5.4)	69.6
	827.2	(26.3)	141.0	941.9

Dividends and distributions received	(142.2)	(33.7)	(7.0)	(182.9)
Purchases and acquisitions	429.1	88.6	10.1	527.8
Divestitures and other net changes in capitalization	9.9	(11.9)	34.4	32.4
Reclassifications(4)	352.2	(114.3)	(40.4)	197.5
Foreign exchange effect and other	(16.8)	(17.9)	(144.4)	(179.1)
Balance - December 31	5,312.2	780.9	1,342.6	7,435.7
(1)	Impairments recorded on associates and joint ventures are included in share of profit of associates in the consolidated statement of earnings. Impairments of $77.8 recorded during 2023 included non-cash impairment charges principally related to Quess.
(2)	Includes the consolidation of Gulf Insurance’s equity accounted investments with a fair value of $151.8.
(3)	Primarily reflects the sale of Resolute in 2023.
(4)	Primarily reflects the consolidation of Gulf Insurance (see note 21) and the reclassification of IIFL Finance to common stock at FVTPL in 2023, and the consolidation of Grivalia Hospitality (see note 21) and the commencement of the equity method of accounting for Stelco in 2022.